RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	₽ 234,066	₽ 254,043
Less amount representing interest	(78,758)	(93,491)
Total present value of net minimum lease payments	155,308	160,552
Less current portion of lease obligations	(15,228)	(15,812)
Non-current lease liabilities	140,080	144,740
Cash outflow for leases	30,714	27,643
Cash outflows for leases included in interest paid	14,666	13,684
2020
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	27,650	30,220
Total present value of net minimum lease payments	15,228	15,812
2021-2025
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	100,005	107,403
Total present value of net minimum lease payments	63,016	62,468
Thereafter
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	106,411	116,420
Total present value of net minimum lease payments	₽ 77,064	₽ 82,272